Nature of the Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of the Business
1.	Nature of the Business

On September 8, 2010, CombinatoRx, Incorporated changed its name to Zalicus Inc. In conjunction with the name change, the trading symbol for its common stock on the NASDAQ Global Market changed from “CRXX” to “ZLCS”. Zalicus Inc. was formed as a Delaware corporation on March 28, 2000. Zalicus Inc., and its subsidiaries (“Zalicus” or the “Company”), is a biopharmaceutical company developing drug candidates with a focus on the treatment of pain. To date, the Company has devoted substantially all of its resources to the development of its drug discovery technologies and the research and development of its drug candidates, including conducting preclinical and clinical trials and seeking intellectual property protection for its technology and product candidates.

On December 21, 2009, the Company completed a merger, referred to as the Neuromed Merger, with Neuromed Pharmaceuticals Inc., or Neuromed, pursuant to which Neuromed Pharmaceuticals Ltd., became a wholly-owned subsidiary of Zalicus. Neuromed Pharmaceuticals Ltd. is now named Zalicus Pharmaceuticals Ltd. and is referred to as Zalicus Canada.

The Company is subject to risks common to companies in the life science industry. All of its current product candidates are in preclinical or clinical development. If it does not successfully commercialize any of its product candidates, it will be unable to generate product revenue or achieve profitability.

The Company has a limited operating history and has incurred losses from operations since inception, resulting in an accumulated deficit of $379,640 at December 31, 2013. The Company’s cash and cash equivalents are expected to be sufficient to fund operations through at least December 31, 2014. The Company may seek additional funding through public or private equity or debt financings and collaboration agreements. Additional funding, if needed, may not be available to the Company on acceptable terms or at all. Any additional equity financing would be dilutive to existing stockholders, and any debt financing, if available, may involve restrictive covenants that could adversely impact how the Company conducts its business. If the Company is unable to obtain funding on a timely basis, it may be required to significantly curtail its business or one or more of its research or development programs. The Company also could be required to seek funds through arrangements with collaborators or others that may require the Company to relinquish rights to some of its technologies or product candidates which the Company would otherwise develop and pursue on its own.